FINANCIAL RISK MANAGEMENT - Market risk (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Currency risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	10.00%
Percentage of increase on impact of currency rate change on pre-tax loss 10%	10.00%
Percentage of decrease on impact of currency rate change on pre-tax loss 10%	10.00%
Currency risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	$ 3,500
Impact of currency rate change on pre-tax loss 10% decrease	(3,500)
Currency risk | Receivables and other
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	1,704
Impact of currency rate change on pre-tax loss 10% decrease	(1,704)
Currency risk | Marketable securities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	1,025
Impact of currency rate change on pre-tax loss 10% decrease	(1,025)
Currency risk | Accounts payable and accrued liabilities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	(3,965)
Impact of currency rate change on pre-tax loss 10% decrease	$ 3,965
Interest rate risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	1.00%